Liquidity and Going Concern	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity and Going Concern
2. Liquidity and going concern:
For year ended December 31, 2025, the Company reported an operating loss from continuing operations of $14,229. The Company continues to sustain operating losses and to use cash to support its business activities. As at December 31, 2025, the Company had cash and cash equivalents of $27,158 and an outstanding term loan, net of deferred financing fees, with Export Development Canada ("EDC") of $2,924. The Company has a minimum cash covenant under the term loan of $15,000. If the Company's cash and cash equivalents fall below the minimum cash requirement, the Company may be required to repay the outstanding amount of the term loan.
On July 29, 2025, the Company closed the sale of the Light-Duty segment to a wholly-owned investment vehicle of Heliaca Investments (the "Purchaser"), a Netherlands based investment firm supported by Ramphastos Investments Management B.V., a Dutch venture capital and private equity firm for total consideration of $59,975 (€51,424) (note 5).
On September 29, 2025, the Company filed a final short form base shelf prospectus (the "Shelf Prospectus") with the relevant Canadian securities regulatory authorities allowing the Company to offer up to US $100,000 of common shares, preferred shares, subscription receipts, warrants, debt securities, or units, or any combination thereof during the 25-month period that the Shelf Prospectus will be effective.
In connection with preparing consolidated financial statements for each annual and interim reporting period, the Company is required to evaluate whether there are conditions or events, considered in aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued. Substantial doubt exists when conditions and events, considered in aggregate, indicate that it is probable a company will be unable to meet its obligations as they become due within one year after the date the consolidated financial statements are issued. This evaluation initially does not take into consideration the potential mitigating effect of management’s plans and actions that have not been fully implemented as of the date the financial statements are issued. When substantial doubt exists, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both: (1) it is probable the plans will be effectively implemented within one year after the date the financial statements are issued; and (2) it is probable the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued.
Based on the Company's projected capital expenditures, debt servicing obligations and operating requirements under its current business plan, management is projecting that its existing cash and cash equivalents will not be sufficient to fund its operations through the next twelve months from the date of the issuance of these consolidated financial statements. These conditions raise substantial doubt about the Company's ability to continue as a going concern within one year after the date these consolidated financial statements are issued.
Management plans to improve the Company's liquidity position by raising funds from the public markets, borrowing debt and other financing alternatives. These plans are not final and are subject to market and other conditions not in the Company's control. As such, there can be no assurance that the Company will be successful in obtaining sufficient funding. Accordingly, management has concluded under the accounting standards that these plans do not alleviate the substantial doubt about the Company's ability to continue as a going concern.
These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that may be necessary if the Company were unable to continue as a going concern.